Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Formation and operating costs	$ 908,077	$ 467,223	$ 1,455,434	$ 1,771,902
Franchise tax expense	10,400	52,802	102,281	152,802
Loss from operation costs	(918,477)	(520,025)	(1,557,715)	(1,924,704)
Other income (expense):
Dividends, realized and unrealized gain in Trust Account	431,961	587,303	1,102,363	779,706
Change in fair value of warrant liabilities	(242,291)	(113,829)	(242,291)	4,243,893
Net income (loss) before provision for income taxes	(728,807)	(46,551)	(697,643)	3,098,895
Provision for income taxes	(87,713)	(106,724)	(210,017)	(106,724)
Net income (loss)	(816,520)	(153,275)	(907,660)	2,992,171
Common Class A Subject To Redemption [Member]
Other income (expense):
Net income (loss)	$ (252,542)	$ (117,823)	$ (312,541)	$ 2,300,089
Weighted average shares outstanding, basic	2,166,749	11,500,000	2,541,210	11,500,000
Weighted average shares outstanding, diluted	2,166,749	11,500,000	2,541,210	11,500,000
Basic net income (loss) per common stock	$ (0.12)	$ 0.01	$ (0.12)	$ 0.20
Diluted net income (loss) per common stock	$ (0.12)	$ 0.01	$ (0.12)	$ 0.20
Class A And Class B Common Stock Not Subject To Redemption [Member]
Other income (expense):
Net income (loss)	$ (563,978)	$ (35,452)	$ (595,119)	$ 692,082
Weighted average shares outstanding, basic	4,838,792	3,460,275	4,838,792	3,460,275
Weighted average shares outstanding, diluted	4,838,792	3,460,275	4,838,792	3,460,275
Basic net income (loss) per common stock	$ (0.12)	$ 0.01	$ (0.12)	$ 0.20
Diluted net income (loss) per common stock	$ (0.12)	$ 0.01	$ (0.12)	$ 0.20